Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning of year	$ 2,953	$ 2,890	$ 3,150
Addition		130	100
Reverse	(3)	(249)	(380)
Write off		265
Exchange rate adjustment	(80)	(83)	20
End of period	$ 2,870	$ 2,953	$ 2,890